Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Long-term debt	$ 1,132,415	$ 0
Term loans | The Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Long-term debt	997,415
Revolving credit facilities | The Credit Agreement | Line of Credit
Debt Instrument [Line Items]
Long-term debt	$ 135,000